Issued capital - Schedule of detailed information about issued capital (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	64,112	64,051
Balance, beginning of the year (Cost)	$ 171,228	$ 255,799
Exercise of restricted share units (Shares)	381	61
Share and warrant issuance (Shares)	19,180
Share and warrant issuance	$ 21,675
Balance, end of the year (Shares)	83,673	64,112
Balance, end of the year (Cost)	$ 136,536	$ 171,228
Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	64,112	64,051
Balance, beginning of the year (Cost)	$ 412,988	$ 412,295
Exercise of restricted share units (Shares)	381	61
Exercise of restricted share units	$ 204	$ 693
Share and warrant issuance (Shares)	19,180	0
Share and warrant issuance	$ 10,092	$ 0
Balance, end of the year (Shares)	83,673	64,112
Balance, end of the year (Cost)	$ 423,284	$ 412,988